Transition to new accounting standards - IFRS 9 and IFRS 15: Impact of transition (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Goodwill	£ 6,233		£ 5,869	£ 5,444	£ 5,444
Other intangible assets	1,295		1,084	899	899
Property, plant and equipment	48,770	£ 44,381	43,913	39,853	39,853
Other non-current assets	354		264	115	115
Pension assets	1,849		1,567	1,409	1,409
Financial and other investments	543		667	899	899
Investments in joint ventures and associates	995		608	2,168	2,168
Derivative financial assets	1,249		1,045	1,319	1,319
Total non-current assets	61,288		55,017	52,106	52,106
Current assets
Inventories and current intangible assets	549		370	341	341
Trade and other receivables	2,986		3,153	2,795	2,798
Current tax assets	102		126	114	114
Financial and other investments	1,998		1,981	2,694	2,694	£ 8,741
Derivative financial assets	93		108	405	405
Cash and cash equivalents	73		252	329	329	1,139
Total current assets	5,801		7,946	6,678	6,681
Total assets	67,089		62,963	58,784	58,787
Current liabilities
Borrowings	(4,072)		(4,472)	(4,447)	(4,447)
Derivative financial liabilities	(380)		(350)	(401)	(401)
Trade and other payables	(3,602)	(3,766)	(3,769)	(3,394)	(3,453)
Contract liabilities	(76)		(61)	(53)	0
Current tax liabilities	(86)		(161)	(123)	(123)
Provisions	(348)		(316)	(273)	(273)
Total current liabilities	(8,564)		(9,129)	(8,691)	(8,697)
Non-current liabilities
Borrowings	(26,722)		(24,258)	(22,210)	(22,178)
Derivative financial liabilities	(954)		(833)	(660)	(660)
Other non-current liabilities	(891)	(805)	(808)	(750)	(1,317)
Contract liabilities	(1,082)		(933)	(813)	0
Deferred tax liabilities	(4,184)		(3,965)	(3,557)	(3,636)
Pensions and other post-retirement benefit obligations	(2,802)		(1,785)	(1,672)	(1,672)
Provisions	(2,306)		(1,883)	(1,779)	(1,779)
Total non-current liabilities	(38,941)		(34,465)	(31,441)	(31,242)
Total liabilities	(47,505)		(43,594)	(40,132)	(39,939)
Net assets (liabilities)	19,584	19,369	19,369	18,652	18,848
Equity
Share capital	470		458	452	452
Share premium account	1,301		1,314	1,321	1,321
Retained earnings	21,710		21,814	21,331	21,599
Other equity reserves	(3,919)		(4,237)	(4,468)	(4,540)	(3,987)
Total shareholders’ equity	19,562		19,349	18,636	18,832
Non-controlling interests	22		20	16	16
Total equity	£ 19,584	£ 19,369	£ 19,369	18,652	£ 18,848	£ 20,384
IFRS 9 | Scenario, Adjustment
Non-current assets
Goodwill				0
Other intangible assets				0
Property, plant and equipment				0
Other non-current assets				0
Pension assets				0
Financial and other investments				0
Investments in joint ventures and associates				0
Derivative financial assets				0
Total non-current assets				0
Current assets
Inventories and current intangible assets				0
Trade and other receivables				0
Current tax assets				0
Financial and other investments				0
Derivative financial assets				0
Cash and cash equivalents				0
Total current assets				0
Total assets				0
Current liabilities
Borrowings				0
Derivative financial liabilities				0
Trade and other payables				0
Contract liabilities				0
Current tax liabilities				0
Provisions				0
Total current liabilities				0
Non-current liabilities
Borrowings				(32)
Derivative financial liabilities				0
Other non-current liabilities				0
Contract liabilities				0
Deferred tax liabilities				5
Pensions and other post-retirement benefit obligations				0
Provisions				0
Total non-current liabilities				(27)
Total liabilities				(27)
Net assets (liabilities)				(27)
Equity
Share capital				0
Share premium account				0
Retained earnings				(99)
Other equity reserves				72
Total shareholders’ equity				(27)
Non-controlling interests				0
Total equity				(27)
IFRS 15 | Scenario, Adjustment
Non-current assets
Goodwill				0
Other intangible assets				0
Property, plant and equipment				0
Other non-current assets				0
Pension assets				0
Financial and other investments				0
Investments in joint ventures and associates				0
Derivative financial assets				0
Total non-current assets				0
Current assets
Inventories and current intangible assets				0
Trade and other receivables				(3)
Current tax assets				0
Financial and other investments				0
Derivative financial assets				0
Cash and cash equivalents				0
Total current assets				(3)
Total assets				(3)
Current liabilities
Borrowings				0
Derivative financial liabilities				0
Trade and other payables				59
Contract liabilities				(53)
Current tax liabilities				0
Provisions				0
Total current liabilities				6
Non-current liabilities
Borrowings				0
Derivative financial liabilities				0
Other non-current liabilities				567
Contract liabilities				(813)
Deferred tax liabilities				74
Pensions and other post-retirement benefit obligations				0
Provisions				0
Total non-current liabilities				(172)
Total liabilities				(166)
Net assets (liabilities)				(169)
Equity
Share capital				0
Share premium account				0
Retained earnings				(169)
Other equity reserves				0
Total shareholders’ equity				(169)
Non-controlling interests				0
Total equity				£ (169)